Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 21, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST III
Entity Central Index Key	dei_EntityCentralIndexKey	0001722388
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 21, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 21, 2024
Prospectus Date	rr_ProspectusDate	Oct. 21, 2024
Fundstrat Granny Shots US Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUNDSTRAT GRANNY SHOTS US LARGE CAP ETF – FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fundstrat Granny Shots US Large Cap ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by investing in U.S. large capitalization equity securities. The term “granny shot” is a basketball term that refers to an older, unconventional manner of shooting free throws. For the Fund, this term refers to the unique proprietary research process of Fundstrat Capital, LLC (the “Sub-Adviser”). The Sub-Adviser uses this process to select a portfolio of stocks that match certain themes that, in the Sub-Adviser’s assessment, have the potential to fundamentally impact the U.S. economy and stock market. The Sub-Adviser’s investment process is designed to include top-down fundamental analyses, including qualitative assessments of thematic relevance and correlation analysis, followed by a quantitative screening process, as discussed in further detail below.

The Sub-Adviser begins its portfolio construction process by analyzing certain broad research areas, including macro-economics, monetary policy, demographics, behavioral trends, industrial and technology trends, and the business cycle. Through this analysis, the Sub-Adviser seeks to identify themes within each research area that it believes will fundamentally impact the U.S. economy and stock market going forward. Factors considered when determining whether a theme should be incorporated into the investment process include the significance of the theme to the overall economy and equity markets, the probability of the theme materializing, the cross-impact of the theme with other themes, whether the market has already recognized the potential impact of the theme, and the feasibility of investing in the theme.

For example, the rising influence of the millennial generation could be identified and substantiated as one theme (i.e., an investible opportunity) within the larger demographics research area. In this case, the Fund may include target sectors in its process which historically exhibit sensitivity to changes in macroeconomic readings, such as the personal consumption expenditures index. These sectors may include technology, digital services, e-commerce, social media, fintech, and streaming platforms, which align with the millennial generation’s digital-first lifestyle. Additionally, industries focused on health and wellness, sustainable products, and experiences over goods may be likely to benefit from this generation’s values and consumption patterns.

Once a theme is identified, the Sub-Adviser conducts a top-down fundamental analysis of U.S. companies with a market capitalization of over $10 billion. This analysis involves both qualitative and quantitative assessments aimed at identifying sectors and sub-sectors, and ultimately individual companies, within the investment universe that it believes will most benefit from the identified theme.

The Sub-Adviser employs distinct approaches when conducting this top-down process. These include correlation analysis of stock price movements, revenues, and capex (capital expenditures) with the corresponding theme, as well as qualitative assessments of a company’s business focus and strategic alignment with the theme.

Additionally, the Sub-Adviser uses a keyword frequency analysis to identify theme-related terms in transcripts from company earnings calls, investor meetings, and other corporate communications. This transcript analysis helps gauge a company’s alignment with the theme based on how often executives discuss it in strategic discussions.

For example, if the investment theme focuses on the millennial generation, the Sub-Adviser might search for terms like “millennial,” “Gen Y,” “digital engagement,” or “sustainability.” The frequency of such terms helps assess the company’s strategic focus and relevance to the theme, which is then evaluated qualitatively to determine whether the company’s engagement with the theme is substantive. The companies remaining after this top-down analysis make up the pool from which Fund portfolio holdings will be selected and the Sub-Adviser consistently monitors the pool of stocks that represent the investible theme.

Themes will change over time as the Sub-Adviser’s analysis changes. For example, the Sub-Adviser may determine that a specific theme, once a central focus of the Fund’s portfolio construction, no longer offers the best investment opportunities based on evolving qualitative assessments and quantitative data. Themes are generally categorized as being shorter-term (e.g., 6 months) or longer-term (e.g., 3-5 years) in nature; however, the timeframe varies and is ultimately dependent upon the Sub-Adviser’s research process.

After establishing a pool, the Sub-Adviser conducts a proprietary quantitative screening of its constituents. The Sub-Adviser considers several factors when conducting this quantitative screening process including free cash flow, yield parity, leverage, asset turnover, investment, labor intensity, valuation, relative price, momentum, and sentiment. For a stock to be included in the Fund’s final portfolio it must be identified as a top-performer in two or more themes. Finally, the Sub-Adviser gives each qualifying stock an equal weighting in the final portfolio, and reallocates the portfolio to equal weight across each stock every quarter, subject to industry concentration restraints. Please see “Additional Information About the Fund” below, for information about the foregoing financial terms.

Portfolio Attributes

The Fund’s portfolio will generally hold approximately 20 to 50 positions.

The number of themes represented in the Fund’s portfolio will vary over time but generally will be between 5 and 10.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large-cap U.S. companies. The Fund considers large-cap U.S. companies to be those companies with a market capitalization of greater than $10 billion or more. The Fund reallocates its portfolio to an equal weighting once every quarter, ensuring broad exposure across the selected stocks.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may provide some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.grannyshots.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grannyshots.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may provide some indication of the risks of investing in the Fund.
Fundstrat Granny Shots US Large Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Fundstrat Granny Shots US Large Cap ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Fundstrat Granny Shots US Large Cap ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
Fundstrat Granny Shots US Large Cap ETF | Large-Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Fundstrat Granny Shots US Large Cap ETF | Models and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on investment models developed by the Sub-Adviser as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Errors in programming, data entry, system compatibility, or database integrity can result in the unintended inclusion or exclusion of securities in the Fund’s portfolio. Such errors, whether due to human or technological factors, could induce the Sub-Adviser to make investment choices that would not have been made with accurate and complete information, potentially leading to losses or missed gains for the Fund.

Fundstrat Granny Shots US Large Cap ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
Fundstrat Granny Shots US Large Cap ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Fundstrat Granny Shots US Large Cap ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity. The bid-ask spread is generally smaller if Shares have more trading volume and market liquidity and larger if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may increase the bid-ask spread. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Fundstrat Granny Shots US Large Cap ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility or changes in portfolio composition. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Fundstrat Granny Shots US Large Cap ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund’s portfolio holdings may deteriorate.
Fundstrat Granny Shots US Large Cap ETF | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Investments in the Fund’s portfolio may underperform in comparison to investments in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, war, regulatory events, and government controls.

Fundstrat Granny Shots US Large Cap ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to the risk that its active management approach, including the execution of buy-and-hold investment strategies by the Sub-Adviser, may not enable it to achieve its investment objective. This risk includes the potential for underperformance or failure to meet investment goals due to the Sub-Adviser’s decisions and implementation of investment strategies over time.

Fundstrat Granny Shots US Large Cap ETF | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Fundstrat Granny Shots US Large Cap ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Fundstrat Granny Shots US Large Cap ETF | New Sub-Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness.
Fundstrat Granny Shots US Large Cap ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Fundstrat Granny Shots US Large Cap ETF | Fundstrat Granny Shots US Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GRNY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 256

[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.